Share Of Income / (Loss) Of Joint Ventures - Summary of Share of Income/ Loss of Joint Venture (Parenthetical) (Detail) € in Millions	Jun. 30, 2018 EUR (€)
Share of profit (loss) of associates and joint ventures accounted for using equity method [abstract]
Gain related shareholders loan facilities modification	€ 12